UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23255

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Vivaldi Opportunities Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2018

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

VIVALDI OPPORTUNITIES FUND

(a Maryland Corporation)

Semi-Annual Report

For the Six Months Ended September 30, 2018 (Unaudited)

VIVALDI OPPORTUNITIES FUND

(a Maryland Corporation)

For the Six Months Ended September 30, 2018 (Unaudited)

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities – 11.3%
$500,000	ALM VII R-2 Ltd. Series 2013-7R2A, Class DR, 9.789% (LIBOR 3 Month+745 basis points), 10/15/2027[1,2,3]	$500,000
500,000	ARES XLIV CLO Ltd. Series 2017-44A, Class E, 10.389% (LIBOR 3 Month+805 basis points), 10/15/2029[1,2,3]	491,384
500,000	Ashford Hospitality Trust Series 2018-KEYS, Class F, 8.158% (LIBOR 1 Month+600 basis points), 5/15/2035[1,2,3]	500,627
750,000	Fannie Mae Connecticut Avenue Securities Series 2018-C05, Class 1B1, 6.466% (LIBOR 1 Month+425 basis points), 1/25/2031[1,2]	781,292
500,000	First Investors Auto Owner Trust Series 2018-1A, Class F, 7.160%, 8/15/2025[1,3]	507,268
1,000,000	HPS Loan Management Ltd. Series 11A-17, Class F, 10.191% (LIBOR 3 Month+785 basis points), 5/6/2030[1,2,3]	973,297
500,000	Invitation Homes Trust Series 2017-SFR2, Class F, 5.158% (LIBOR 1 Month+300 basis points), 12/17/2036[2,3]	504,743
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 8.833% (LIBOR 3 Month+650 basis points), 1/18/2028[1,2,3]	242,516
1,000,000	MMCF CLO LLC Series 2017-1A, Class D, 8.719% (LIBOR 3 Month+638 basis points), 1/15/2028[1,2,3]	987,795
1,000,000	Monroe Capital MML CLO VI Ltd. Series 2018-1A, Class E, 9.025% (LIBOR 3 Month+690 basis points), 4/15/2030[1,2,3]	979,254
335,000	Mosaic Solar Loan Trust Series 2018-1A, Class C, 0.000%, 6/22/2043[1,3]	282,949
700,000	OZLM VI Ltd. Series 2014-6A, Class ES, 10.976% (LIBOR 3 Month+864 basis points), 4/17/2031[1,2,3]	695,484
777,756	RBSSP Resecuritization Trust Series 2009-10, Class 2A2, 2.000%, 1/26/2037[1,3,4]	522,264
250,000	Regatta XV Funding Ltd. Series 2018-4A, Class SUB, 5.239%, 10/25/2031[1,3,4]	155,915
235,688	Velocity Commercial Capital Loan Trust Series 2018-1, Class M6, 7.260%, 4/25/2048[1,3]	235,588

1

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities (Continued)
$1,000,000	York CLO-2 Ltd. Series 2015-1A, Class F, 9.597% (LIBOR 3 Month+725 basis points), 1/22/2031[1,2,3]	$943,086
	Total Asset-Backed Securities (Cost $9,327,689)	9,303,462

Number of Shares
	Closed-End Funds – 33.3%
19,510	Aberdeen Emerging Markets Equity Income Fund, Inc.	133,839
94,786	Aberdeen Total Dynamic Dividend Fund[5]	832,221
11,081	Advent Claymore Convertible Securities and Income Fund[5]	173,639
43,029	AllianzGI Convertible & Income 2024 Target[5]	395,867
32,685	AllianzGI NFJ Dividend Interest & Premium Strategy Fund[5]	428,173
1,602	BlackRock Municipal 2030 Target Term Trust	33,177
36,473	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[5]	396,826
63,643	Clough Global Opportunities Fund[5]	689,890
39,272	Cornerstone Strategic Value Fund, Inc.[5]	549,808
14,914	Cornerstone Total Return Fund, Inc.	207,006
96,462	Delaware Enhanced Global Dividend & Income Fund[5]	1,080,374
28,865	Eagle Growth & Income Opportunities Fund[5]	439,585
1,271	Eaton Vance Limited Duration Income Fund	16,116
3	Franklin Ltd. Duration Income Trust	31
3	Gabelli Convertible and Income Securities Fund, Inc.	17
52,776	Garrison Capital, Inc.[5]	436,985
16,025	High Income Securities Fund	151,917
51,898	Highland Floating Rate Opportunities Fund[5]	800,267
54,687	Invesco High Income Trust II5	749,759
86,732	Invesco Senior Income Trust[5]	372,948
27,173	Kayne Anderson MLP/Midstream Investment Co.[5]	485,038
26,697	Lazard World Dividend & Income Fund, Inc.[5]	278,717
43,979	Madison Covered Call & Equity Strategy Fund[5]	338,199
81,583	Managed Duration Investment Grade Municipal Fund[5]	248,828
45,889	Morgan Stanley Emerging Markets Debt Fund, Inc.[5]	397,858
31,660	Morgan Stanley Emerging Markets Fund, Inc.[5]	493,896
22,589	NexPoint Strategic Opportunities Fund[5]	505,994
21,835	Nuveen Credit Strategies Income Fund[5]	174,025
12,620	Nuveen Emerging Markets Debt 2022 Target Term Fund	103,232
9,619	Nuveen Intermediate Duration Quality Municipal Term Fund[5]	118,410
14,320	Nuveen Mortgage Opportunity Term Fund[5]	343,680
30,396	Nuveen Mortgage Opportunity Term Fund 2[5]	699,108
176,437	Palmer Square Opportunistic Income Fund	3,410,535
75,145	PGIM Global Short Duration High Yield Fund, Inc.[5]	1,042,261
5,174	PGIM Short Duration High Yield Fund, Inc.[5]	73,160
461,766	PIMCO Flexible Credit Income Fund	4,816,214

2

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Funds (Continued)
144,792	RiverNorth Marketplace Lending Corporation[7]	$3,286,784
7,243	Special Opportunities Fund, Inc.[5]	108,790
25,053	Sprott Focus Trust, Inc.	184,891
65,113	Templeton Emerging Markets Income Fund[5]	651,130
77,552	Templeton Global Income Fund[5]	474,618
3,252	The China Fund, Inc.	63,739
8,198	The India Fund, Inc.[5]	181,422
36,405	Tortoise MLP Fund, Inc.[5]	585,392
21,616	Virtus Total Return Fund, Inc.[5]	227,400
41,767	Voya Prime Rate Trust[5]	208,000
12,205	Western Asset Global High Income Fund, Inc.[5]	111,188
	Total Closed-End Funds (Cost $28,324,135)	27,500,954

Principal Amount
	Collateralized Mortgage Obligations – 15.8%
	Alternative Loan Trust
$4,134,067	Series 2005-59, Class 2X, 1.295%, 11/20/2035[1,4]	205,616
8,451,368	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[1,4]	119,595
551,129	American Home Mortgage Assets Trust Series 2006-6, Class XP, 1.494%, 12/25/2046[1,4]	32,113
	American Home Mortgage Investment Trust
251,769	Series 2006-1, Class 12A1, 2.616% (LIBOR 1 Month+40 basis points), 3/25/2046[1,2]	244,921
1,323,384	Series 2006-2, Class 1A2, 2.536% (LIBOR 1 Month+32 basis points), 6/25/2046[1,2]	562,178
937,498	Banc of America Funding Trust Series 2006-H, Class 4A1, 4.078%, 9/20/2046[1,4]	851,198
500,000	BXMT Ltd. Series 2017-FL1, Class D, 4.858% (LIBOR 1 Month+270 basis points), 6/15/2035[1,2,3]	504,369
7,321,907	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.935%, 2/25/2035[1,4]	107,859
250,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class F, 5.808% (LIBOR 1 Month+365 basis points), 12/15/2036[1,2,3]	251,719
500,000	COMM Mortgage Trust Series 2013-CR10, Class D, 4.972%, 8/10/2046[1,3,4]	452,049
100,000	Csail Commercial Mortgage Trust Series 2015-C2, Class C, 4.345%, 6/15/2057[1,4]	96,807
2,000,000	Deutsche Alt-A Securities Mortgage Loan Trust Series Series 2007-BAR1, Class A4, 2.456% (LIBOR 1 Month+24 basis points), 3/25/2037[1,2]	281,948
	Fannie Mae Connecticut Avenue Securities

3

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value
	Collateralized Mortgage Obligations (Continued)
$750,000	Series 2017-C02, Class 2B1, 7.716% (LIBOR 1 Month+550 basis points), 9/25/2029[1,2]	$878,148
650,000	Series 2018-C02, Class 2M2, 4.416% (LIBOR 1 Month+220 basis points), 8/25/2030[1,2]	658,384
500,000	Series 2018-C03, Class 1M2, 4.366% (LIBOR 1 Month+215 basis points), 10/25/2030[1,2]	506,439
512,000	Home Partners of America Trust Series 2018-1, Class F, 4.508% (LIBOR 1 Month+235 basis points), 7/17/2037[2,3]	515,584
4,393,742	IndyMac INDX Mortgage Loan Trust Series 2004-AR12, Class AX2, 0.931%, 12/25/2034[1,4]	163,566
250,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-ASH8, Class F, 6.158% (LIBOR 1 Month+400 basis points), 2/15/2035[1,2,3]	251,563
437,158	Luminent Mortgage Trust Series 2006-6, Class A2B, 2.456% (LIBOR 1 Month+24 basis points), 10/25/2046[1,2]	356,144
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D, 4.270%, 7/15/2050[1,3,4]	449,525
	Morgan Stanley Mortgage Loan Trust
575,274	Series 2007-7AX, Class 2A1, 2.336% (LIBOR 1 Month+12 basis points), 4/25/2037[1,2]	282,892
28,810	Series 2007-10XS, Class A2, 6.250%, 7/25/2047[1,4]	19,994
	RALI Series Trust
1,132,091	Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036[1]	971,400
595,284	Series 2006-QS17, Class A7, 6.000%, 12/25/2036[1]	545,083
493,842	RALI Trust Series 2006-QA4, Class A, 2.396% (LIBOR 1 Month+18 basis points), 5/25/2036[1,2]	445,602
	Residential Asset Securitization Trust
1,575,532	Series 2006-A8, Class 2A7, 6.500%, 8/25/2036[1]	867,414
494,255	Series 2007-A6, Class 1A3, 6.000%, 6/25/2037[1]	436,044
	STACR Trust
900,000	Series 2018-DNA2, Class M2, 4.366% (LIBOR 1 Month+215 basis points), 12/25/2030[1,2,3]	908,140
500,000	Series 2018-DNA3, Class M2, 4.234% (LIBOR 1 Month+210 basis points), 9/25/2048[1,2,3]	501,562
700,000	Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class D, 3.768%, 2/15/2048[3]	575,529
	Total Collateralized Mortgage Obligations (Cost $13,105,394)	13,043,385

4

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 47.1%
	Communications – 4.0%
151,060	eDreams ODIGEO S.A.*	$655,944
61,780	Houghton Mifflin Harcourt Co.*,5	432,460
10,672	IMAX Corp.*,5,6	275,337
39,614	Twenty-First Century Fox, Inc. - Class A5	1,835,317
2,985	Twenty-First Century Fox, Inc. - Class B5	136,773
		3,335,831
	Consumer Discretionary – 6.1%
28,544	BlueLinx Holdings, Inc.*,5	898,851
17,548	Century Communities, Inc.*,5	460,635
29,212	Pinnacle Entertainment, Inc.*,5	984,152
68,634	Potbelly Corp.*,5	844,198
193,171	Restaurant Group PLC	750,325
7,593	SodaStream International Ltd.*,6	1,086,407
		5,024,568
	Consumer Staples – 4.8%
43,091	Darling Ingredients, Inc.*,5	832,518
41,505	Pinnacle Foods, Inc.[5]	2,689,939
26,421	Primo Water Corp.*,5	476,899
		3,999,356
	Energy – 7.8%
19,577	Andeavor[5]	3,005,070
664	Dominion Energy Midstream Partners LP	11,886
20,531	Energen Corp.*,5	1,769,156
20,333	Green Plains, Inc.[5]	349,728
5,631	Ocean Rig UDW, Inc. - Class A*,6	194,945
31,671	Spectra Energy Partners LP5	1,130,971
		6,461,756
	Financials – 8.0%
54,106	Barings BDC, Inc.	541,601
2,674	Big Rock Partners Acquisition Corp.*	26,740
1,816	Black Ridge Acquisition Corp.*,5	17,706
12,275	BlackRock Resources & Commodities Strategy Trust	111,334
2,952	CM Seven Star Acquisition Corp.*,5,6	29,697
13,995	CoBiz Financial, Inc.[5]	309,849
61,001	Exantas Capital Corp.[5]	669,791
2,268	Far Point Acquisition Corp. - Class A*	21,795
2,385	Fifth Third Bancorp	66,589
53,537	Forest City Realty Trust, Inc. - REIT[5]	1,343,243
15,202	Gordon Pointe Acquisition Corp.*	149,740
37,368	Gramercy Property Trust - REIT[5]	1,025,378
98,182	Great Elm Capital Group, Inc.*	319,092
16,432	GSV Capital Corp*	113,545

5

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
5,796	Haymaker Acquisition Corp.*	$56,569
35,877	LaSalle Hotel Properties - REIT	1,240,985
2,223	Legacy Acquisition Corp.*	21,630
6,444	Leisure Acquisition Corp.*	62,442
15,771	MTech Acquisition Corp.*	160,864
8,811	Mudrick Capital Acquisition Corp. - Class A*	85,291
11,416	One Madison Corp.*,6	110,964
5,323	Opes Acquisition Corp.*	52,059
1,541	Select Income REIT	33,810
3,408	Twelve Seas Investment Co.*,6	32,444
4,994	Union Acquisition Corp.*,6	48,542
		6,651,700
	Health Care – 4.2%
13,009	Aetna, Inc.[5]	2,638,876
3,012	Express Scripts Holding Co.*	286,170
21,215	K2M Group Holdings, Inc.*	580,654
		3,505,700
	Industrials – 3.8%
20,916	Rockwell Collins, Inc.[5]	2,938,071
99,659	Vertex Energy, Inc.*	170,417
		3,108,488
	Materials – 1.5%
12,236	AdvanSix, Inc.*	415,412
13,550	Berry Global Group, Inc.*,5	655,684
1,976	KMG Chemicals, Inc.	149,307
		1,220,403
	Technology – 5.7%
60,678	Adesto Technologies Corp.*	361,034
30,561	CA, Inc.[5]	1,349,268
16,586	Convergys Corp.[5]	393,752
3,014	Dell Technologies, Inc. - Class V*,5	292,720
2,399	Dun & Bradstreet Corp.[5]	341,881
5,483	Engility Holdings, Inc.*	197,333
73,432	EXFO, Inc.*,6	279,042
3,105	MicroStrategy, Inc. - Class A*,5	436,625
3,700	OneSpan, Inc.*	70,485
10,632	pdvWireless, Inc.*	360,425
8,212	Reis, Inc.	188,876
87,623	Telenav, Inc.*,5	442,496
		4,713,937

6

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities – 1.2%
15,789	Luxfer Holdings PLC[5,6]	$367,094
8,308	Vectren Corp.[5]	593,939
		961,033
	Total Common Stocks (Cost $37,835,278)	38,982,772

Principal Amount
	Corporate Bonds – 1.2%
	Financials – 1.2%
$500,000	ConnectOne Bancorp, Inc. 5.200% (LIBOR 3 Month+284 basis points), 2/1/2028[1,4]	494,345
500,000	Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/2023[1,3]	523,650
		1,017,995
	Total Corporate Bonds (Cost $1,000,000)	1,017,995
	Exchange-Traded Debt Securities – 0.8%
2,803	Capital Southwest Corp. 5.950%, 12/15/2022[1]	71,477
4,659	Monroe Capital Corp. 5.750%, 10/31/2023[1]	116,102
14,000	Oxford Square Capital Corp. 6.500%, 3/30/2024[1]	351,330
400	Stellus Capital Investment Corp. 5.750%, 9/15/2022[1]	10,040
5,409	THL Credit, Inc. 6.750%, 12/30/2022[1]	136,307
	Total Exchange-Traded Debt Securities (Cost $689,776)	685,256

Number of Contracts
	Purchased Options Contracts – 0.0%
	Put Options – 0.0%
	Aetna, Inc.
65	Exercise Price: $180.00, Notional Amount: $1,170,000, Expiration Date: October 20, 2018*	4,712
10	Exercise Price: $180.00, Notional Amount: $180,000, Expiration Date: January 19, 2019*	770
	Omega Healthcare Investors, Inc.
75	Exercise Price: $25.00, Notional Amount: $187,500, Expiration Date: December 22, 2018	563

7

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts (Continued)
	Put Options (Continued)
	Rockwell Collins, Inc.
70	Exercise Price: $130.00, Notional Amount: $910,000, Expiration Date: October 20, 2018	$5,600
	Total Put Options (Cost $23,990)	11,645
	Total Purchased Options Contracts (Cost $23,990)	11,645

Number of Shares
	Rights – 0.0%
2,674	Big Rock Partners Acquisition Corp., Expiration Date: July 3, 2019*	1,097
908	Black Ridge Acquisition Corp., Expiration Date: July 3, 2019*,5	292
2,952	CM Seven Star Acquisition Corp., Expiration Date: April 25, 2019*,5,6	1,476
3	Franklin Ltd. Duration Income Trust, Expiration Date: October 18, 2018*,8	—
3	Liberty All-Star Growth Fund, Inc., Expiration Date: October 23, 2018*,8	—
3,408	Twelve Seas Investment Co.*,6	1,397
4,994	Union Acquisition Corp.*,6	1,998
	Total Rights (Cost $—)	6,260
	Short-Term Investments – 2.4%
2,011,325	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.86%[5]	2,011,325
	Total Short-Term Investments (Cost $2,011,325)	2,011,325

Principal Amount
	U.S. Treasury Notes – 1.3%
	United States Treasury Note
$443,500	0.750%, 10/31/2018[5]	443,029
663,200	1.125%, 1/31/2019[5]	660,583
	Total U.S. Treasury Notes (Cost $1,104,770)	1,103,612
	Units – 0.0%
1	Leisure Acquisition Corp.*	10
1	One Madison Corp.*,6	10
	Total Units (Cost $22)	20

8

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Warrants – 0.1%
$1,337	Big Rock Partners Acquisition Corp., Expiration Date: November 30, 2022*	$416
2,108	Black Ridge Acquisition Corp., Expiration Date: October 25, 2022*,5	907
1,476	CM Seven Star Acquisition Corp., Expiration Date: November 5, 2018*,5,6	694
756	Far Point Acquisition Corp., Expiration Date: May 31, 2025*	1,247
3	Gabelli Convertible and Income Securities Fund, Inc., Expiration Date: October 16, 2018*	—
15,202	Gordon Pointe Acquisition Corp.*	9,881
2,898	Haymaker Acquisition Corp., Expiration Date: November 15, 2022*	3,478
2,223	Legacy Acquisition Corp., Expiration Date: November 29, 2022*	911
3,222	Leisure Acquisition Corp., Expiration Date: December 27, 2022*	3,061
15,771	MTech Acquisition Corp.*	20,502
8,811	Mudrick Capital Acquisition Corp.*	5,639
5,708	One Madison Corp., Expiration Date: February 21, 2023*,6	6,336
5,323	Opes Acquisition Corp.*	2,129
3,408	Twelve Seas Investment Co.*,6	1,159
4,994	Union Acquisition Corp.*,6	1,598
	Total Warrants (Cost $—)	57,958

	Total Investments – 113.3% (Cost $93,422,379)	93,724,644

	Liabilities in Excess of Other Assets – (13.3)%	(10,994,194)

	Total Net Assets – 100.0%	$82,730,450

	Securities Sold Short – (22.7)%
	Common Stocks – (22.2)%
	Communications – 0.0%
(2,400)	Eros International PLC*,6	(28,920)
	Consumer Discretionary – (3.4)%
(2,100)	Carrols Restaurant Group, Inc.*	(30,660)
(1,428)	Chuy's Holdings, Inc.*	(37,485)
(1,051)	Domino's Pizza, Inc.	(309,835)
(1,277)	Fiesta Restaurant Group, Inc.*	(34,160)
(4,800)	Freshpet, Inc.*	(176,160)
(6,296)	Habit Restaurants, Inc.*	(100,421)
(3,660)	KB Home	(87,511)
(3,717)	Matthews International Corp.	(186,408)
(1,530)	Meritage Homes Corp.*	(61,047)
(1,465)	Oxford Industries, Inc.	(132,143)
(12,265)	Penn National Gaming, Inc.*	(403,762)
(520)	Pool Corp.	(86,778)
(12,942)	Rent-A-Center, Inc.*	(186,106)
(620)	Royal Caribbean Cruises Ltd.[6]	(80,563)
(5,538)	Ruth's Hospitality Group, Inc.	(174,724)

9

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer Discretionary (Continued)
(932)	Tesla, Inc.*	$(246,766)
(2,900)	Toll Brothers, Inc.	(95,787)
(3,552)	Wingstop, Inc.	(242,495)
(4,000)	Wolverine World Wide, Inc.	(156,200)
		(2,829,011)
	Consumer Staples – (1.4)%
(2,492)	BJ's Wholesale Club Holdings, Inc.*	(66,736)
(28,953)	Conagra Brands, Inc.	(983,533)
(1,300)	Ollie's Bargain Outlet Holdings, Inc.*	(124,930)
		(1,175,199)
	Energy – (6.8)%
(13,227)	Diamondback Energy, Inc.	(1,788,158)
(35,189)	Enbridge, Inc.[6]	(1,136,253)
(31,967)	Marathon Petroleum Corp.	(2,556,401)
(9,082)	Transocean Ltd.*,6	(126,694)
		(5,607,506)
	Financials – (3.1)%
(3,591)	Axos Financial, Inc.*	(123,494)
(4,119)	Bank OZK	(156,357)
(2,379)	BOK Financial Corp.	(231,429)
(1,500)	Canadian Imperial Bank of Commerce[6]	(140,655)
(6,100)	Canadian Western Bank	(161,036)
(3,218)	Cohen & Steers, Inc.	(130,683)
(6,500)	CubeSmart	(185,445)
(1,603)	Government Properties Income Trust - REIT	(18,098)
(717)	Industrial Logistics Properties Trust - REIT	(16,498)
(6,390)	Live Oak Bancshares, Inc.	(171,253)
(1,645)	MB Financial, Inc.	(75,851)
(22,038)	Pebblebrook Hotel Trust - REIT	(801,522)
(3,443)	RE/MAX Holdings, Inc.	(152,697)
(6,704)	Trupanion, Inc.*	(239,534)
		(2,604,552)
	Health Care – (2.5)%
(733)	Cigna Corp.	(152,647)
(10,899)	CVS Health Corp.	(857,970)
(2,931)	iRhythm Technologies, Inc.*	(277,448)
(3,789)	Mallinckrodt PLC*,6	(111,056)
(1,300)	Merit Medical Systems, Inc.*	(79,885)
(5,300)	Tactile Systems Technology, Inc.*	(376,565)

10

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Health Care (Continued)
(2,535)	Teladoc Health, Inc.*	$(218,897)
		(2,074,468)
	Industrials – (2.2)%
(4,607)	AAON, Inc.	(174,145)
(2,100)	Axon Enterprise, Inc.*	(143,703)
(5,897)	Blue Bird Corp.*	(144,477)
(454)	Mesa Laboratories, Inc.	(84,271)
(2,925)	Mobile Mini, Inc.	(128,261)
(1,144)	ShotSpotter, Inc.*	(70,116)
(7,749)	United Technologies Corp.	(1,083,387)
		(1,828,360)
	Technology – (2.7)%
(3,111)	Aquantia Corp.*	(39,790)
(395)	Cabot Microelectronics Corp.	(40,752)
(3,560)	Conduent, Inc.*	(80,171)
(4,522)	CTS Corp.	(155,105)
(1,300)	Impinj, Inc.*	(32,266)
(13,157)	KeyW Holding Corp.*	(113,940)
(5,899)	MINDBODY, Inc. - Class A*	(239,794)
(2,000)	Motorola Solutions, Inc.	(260,280)
(4,538)	Nanometrics, Inc.*	(170,266)
(5,919)	NIC, Inc.	(87,601)
(363)	NVIDIA Corp.	(102,010)
(3,464)	Plantronics, Inc.	(208,879)
(7,453)	Presidio, Inc.	(113,658)
(591)	Science Applications International Corp.	(47,635)
(1,720)	SYNNEX Corp.	(145,684)
(2,821)	Tabula Rasa HealthCare, Inc.*	(229,037)
(904)	VMware, Inc. - Class A*	(141,078)
		(2,207,946)
	Utilities – 0.0%
(164)	Dominion Energy, Inc.	(11,526)
	Total Common Stocks (Proceeds $17,471,408)	(18,367,488)
	Exchange-Traded Funds – (0.5)%
(23,455)	Alerian MLP ETF	(250,498)
(5,214)	iShares U.S. Home Construction ETF	(184,263)
	Total Exchange-Traded Funds (Proceeds $441,506)	(434,761)

11

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Number of Contracts		Value
	Securities Sold Short (Continued)
	WRITTEN Options Contracts – 0.0%
	Call Options – 0.0%
	Twenty-First Century Fox, Inc. - Class A
(5)	Exercise Price: $45.00, Notional Amount: $(22,500), Expiration Date: October 13, 2018	$(1,100)
(55)	Exercise Price: $45.00, Notional Amount: $(247,500), Expiration Date: October 20, 2018*	(7,975)
(13)	Exercise Price: $55.00, Notional Amount: $(71,500), Expiration Date: October 20, 2018*	(33)
	United Technologies Corp.
(1)	Exercise Price: $134.00, Notional Amount: $(13,400), Expiration Date: October 13, 2018	(635)
	Total Call Options (Proceeds $5,029)	(9,743)
	Put Options – 0.0%
	Twenty-First Century Fox, Inc. - Class A
(1)	Exercise Price: $44.00, Notional Amount: $(4,400), Expiration Date: October 20, 2018*	(10)
(1)	Exercise Price: $45.00, Notional Amount: $(4,500), Expiration Date: October 20, 2018*	(20)
(7)	Exercise Price: $47.00, Notional Amount: $(32,900), Expiration Date: October 20, 2018*	(840)
	Total Put Options (Proceeds $850)	(870)
	Total WRITTEN Options Contracts (Proceeds $5,879)	(10,613)
	Total Securities Sold Short (Proceeds $17,918,793)	$(18,812,862)

ETF – Exchange-Traded Funds

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Callable.
[2]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,455,860 which represents 16.3% of Net Assets.

12

Vivaldi Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

[4]	Variable rate security upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5]	All or a portion of this security is segregated as collateral for securities sold short and borrowing agreement. Aggregate value of segregated securities were $37,265,553.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Affiliated security.
[8]	Level 3 security fair valued under procedures established by the Board of Directors, represents 0.0% of Net Assets. The total value of this security is $0.

See accompanying Notes to Financial Statements.

13

Vivaldi Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2018 (Unaudited)

FUTURES CONTRACTS

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Description	Date	Trade Date	September 30, 2018	Appreciation

(4)	90 DAY EURO $ FUTURE	December 2018	$(486,759)	$(486,700)	$59

(4)	90 DAY EURO $ FUTURE	March 2019	$(485,854)	$(485,800)	$54

TOTAL FUTURES CONTRACTS			$(972,613)	$(972,500)	$113

See accompanying Notes to Schedule of Investments.

14

Vivaldi Opportunities Fund
SUMMARY OF INVESTMENTS
As of September 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	11.3%
Closed-End Funds	33.3%
Collateralized Mortgage Obligations	15.8%
Common Stocks
Financials	8.0%
Energy	7.8%
Consumer Discretionary	6.1%
Technology	5.7%
Consumer Staples	4.8%
Health Care	4.2%
Communications	4.0%
Industrials	3.8%
Materials	1.5%
Utilities	1.2%
Total Common Stocks	47.1%
Corporate Bonds
Financials	1.2%
Total Corporate Bonds	1.2%
Exchange-Traded Debt Securities	0.8%
Purchased Options Contracts
Put Options	0.0%
Total Purchased Options Contracts	0.0%
Rights	0.0%
Short-Term Investments	2.4%
U.S. Treasury Notes	1.3%
Units	0.0%
Warrants	0.1%
Total Investments	113.3%
Other Assets in Excess of Liabilities	(13.3)%
Total Net Assets	100.0%

This table does not include securities sold short or written options. Please refer to the schedule of investments for information on those security types.

See accompanying Notes to Financial Statements.

15

Vivaldi Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2018 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $89,848,389)	$90,426,215
Investments in affiliated issuers, at value (cost $3,550,000)	3,286,784
Options, at value (cost $23,990)	11,645
Foreign currency, at value (cost $187,055)	189,647
Cash	70,567
Cash deposited with broker for securities sold short and borrowing agreement	20,927,423
Receivables:
Investment securities sold	1,260,054
Dividends and interest	407,222
Investments purchased in advance	6,000,000
Due from Custodian	29,371
Unrealized appreciation on open futures contracts	113
Prepaid expenses	111,386
Prepaid offering costs	323
Total assets	122,720,750

Liabilities:
Borrowing agreement	18,569,687
Securities sold short, at value (proceeds $17,912,914)	18,802,250
Foreign currency due to custodian, at value (proceeds $1,466,899)	1,418,331
Written options contracts, at value (proceeds $5,879)	10,612
Payables:
Investment securities purchased	1,091,926
Investment manager fees	51,677
Auditing fees	18,138
Dividends and interest on securities sold short	14,391
Custody fees	9,082
Transfer agent fees and expenses	3,011
Accrued other expenses	1,195
Total liabilities	39,990,300

Net Assets	$82,730,450

See accompanying Notes to Financial Statements.

16

Vivaldi Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of September 30, 2018 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$84,313,785
Total distributable earnings	(1,583,335)
Net Assets	$82,730,450

Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$82,730,450
Shares of beneficial interest issued and outstanding	5,628,644
Offering and redemption price per share	$14.70

See accompanying Notes to Financial Statements.

17

Vivaldi Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers (net of withholding tax of $1,127)	$3,298,273
Dividends from affiliated issuers	194,587
Interest	890,049
Total investment income	4,382,909

Expenses:
Investment manager fees	721,299
Interest expense on borrowing agreement	221,806
Dividends on securities sold short	129,079
Interest expense on securities sold short	40,094
Broker expenses	31,189
Offering costs	29,546
Legal fees	25,069
Custody fees	23,837
Directors' fees and expenses	21,665
Auditing fees	20,401
Fund administration fees	18,142
Transfer agent fees and expenses	17,355
Fund accounting fees	13,888
Pricing fees	11,266
Registration fees	7,068
Insurance fees	6,317
Chief Compliance Officer fees	5,280
Shareholder reporting fees	3,323
SEC fees	476
Miscellaneous	2,523
Total expenses	1,349,623
Net investment income	3,033,286

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short,
Purchased Options Contracts, Written Options Contracts, Future Contracts and Foreign Currency
Net realized gain (loss) on:
Investments	(1,374,225)
Securities sold short	(834,101)
Purchased options contracts	(156,628)
Written options contracts	(121,230)
Futures Contracts	1,032
Foreign Currency transactions	37,038
Net realized loss	(2,448,114)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	1,934,040
Investments in affiliated issuers	(180,990)
Purchased options contracts	178,143
Securities sold short	(861,591)
Written options contracts	43,647
Futures Contracts	113
Foreign currency translations	49,518
Forward foreign currency contracts	(95)
Net change in unrealized appreciation/depreciation	1,162,785
Net realized and unrealized loss on investments and securities sold short purchased options contracts, written options contracts, futures contracts and foreign currency	(1,285,329)

Net Increase in Net Assets from Operations	$1,747,957

See accompanying Notes to Financial Statements.

18

Vivaldi Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Period
	Six Months Ended	October 2, 2017*
	September 30, 2018	Through
	(Unaudited)	March 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,033,286	$54,622
Net realized gain (loss) on investments, securities sold short, purchased option contracts, written option contracts, futures contracts and foreign currency	(2,448,114)	(299,676)
Net change in unrealized appreciation/depreciation on investments, securities sold short, purchased option contracts, written option contracts, futures contracts and foreign currency	1,162,785	(1,703,337)
Net increase (decrease) in net assets resulting from operations	1,747,957	(1,948,391)

Distributions to Shareholders:
Distributions: [1]	(1,381,143)
Total distributions to shareholders	(1,381,143)

From net realized gains:		(6,916)
Total distributions to shareholders		(6,916)

Capital Transactions:
Net proceeds from shares sold:	3,204	83,606,900
Reinvestment of distributions:	711,756	6,450
Cost of shares redeemed:	(9,367)	−
Net increase in net assets from capital transactions	705,593	83,613,350

Total increase in net assets	1,072,407	81,658,043

Net Assets:
Beginning of period	81,658,043	−
End of period [2]	$82,730,450	$81,658,043

Capital Share Transactions:
Shares sold:	218	5,580,409
Shares reinvested:	48,225	430
Shares redeemed:	(638)	−
Net increase in capital share transactions	47,805	5,580,839

*	Commencement of Operations
[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	For the period ended March 31, 2018, net assets included accumulated undistributed net investment income of $55,521. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

19

Vivaldi Opportunities Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2018 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,747,957
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(126,354,514)
Sales of long-term portfolio investments	108,456,256
Proceeds from securities sold short	38,797,247
Cover short securities	(31,194,323)
Proceeds from written options	328,492
Closed written options	(546,411)
Sales of short-term investments, net	5,260,898
Return of capital	1,239,310
Increase in foreign currency	(46,362)
Increase in due from custodian	(29,370)
Increase in cash deposited with broker for securities sold short and borrowing agreement	(5,274,674)
Increase in dividends and interest receivable	(88,739)
Increase in prepaid expenses	(105,895)
Decrease in prepaid offering costs	29,546
Increase in foreign currency due to custodian	449,965
Decrease in due to custodian	(117,275)
Decrease in investment manager fees	(70,043)
Increase in dividends and interest on securities sold short	3,395
Decrease in accrued expenses	(88,032)
Net amortization on investments	(32,672)
Net realized loss	2,534,780
Net change in unrealized appreciation/depreciation	(1,113,362)
Net cash used for operating activities	(6,213,826)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	3,204
Cost of shares redeemed	(9,367)
Dividends paid to shareholders, net of reinvestments	(669,387)
Proceeds from borrowing agreement	6,959,943
Net cash provided by financing activities	6,284,393

Net increase in cash	70,567

Cash:
Beginning of period	−
End of period	$70,567

Non cash financing activities not included herein consist of $711,756 of reinvested distributions.

Cash paid for interest on securities sold short was $40,094.

Interest expense paid under borrowing agreement was $221,806 (see Note 10).

See accompanying Notes to Financial Statements.

20

Vivaldi Opportunities Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six	For the Period
	Months Ended	October 2, 2017*
	September 30, 2018	Through
	(Unaudited)	March 31, 2018

Net asset value, beginning of period	$14.63	$15.00
Income from Investment Operations:
Net investment income[1]	0.54	0.02
Net realized and unrealized gain (loss) on investments	(0.22)	(0.39)
Total from investment operations	0.32	(0.37)

Less Distributions:
From net investment income	(0.25)	−
From net realized gains	−	− [2]
Total distributions[2]	(0.25)	−

Redemption fee proceeds[1]	− [2]	− [2]

Net asset value, end of period	$14.70	$14.63

Total return	2.17%[3]	(2.45)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,730	$81,658

Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	3.26%[4,5]	3.46%[4,5]
After fees waived	3.26%[4,5]	3.46%[4,5]
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	7.32%[4]	0.21%[4]
After fees waived	7.32%[4]	0.21%[4]

Portfolio turnover rate	137%[3]	79%[3]

Senior Securities (Unaudited)
Total borrowings (000's omitted)	$18,570	$11,610
Asset coverage per $1,000 unit of senior indebtedness (6)	$5,455	$8,034

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.95% for the six months ended September 30, 2018 and 0.51% for the period ended March 31, 2018.
[6]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Financial Statements.

21

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

Vivaldi Opportunities Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and organized as a Maryland corporation on March 29, 2017. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities.

The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), in percentages determined at the discretion of the Investment Manager. Currently, RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC serve as Sub-Advisors to the Fund. The Fund commenced investment operations on October 2, 2017.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund’s Valuation Committee will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board of Directors of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by Investment Manager or a Sub-Adviser not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the ‘mark’. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

22

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

23

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

(d) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(f) Closed-end Funds (“CEFs”)

The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

24

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

The Fund incurred offering costs of approximately $83,921, which are being amortized over a one-year period from October 2, 2017.

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2018 and from the commencement of operations on October 2, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund intends to make monthly distributions to its shareholders equal to 10% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and the difference will generally be a tax-free return of capital from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

25

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Fund has agreed to pay the Investment Manager a management fee payable on a monthly basis at the annual rate of 1.40% of the Fund’s average daily Managed Assets (as defined below) in consideration of the advisory and other services it provides. Pursuant to a separate sub-advisory agreement, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00% of its portion of the Fund’s average daily net assets for the services it provides. Pursuant to a separate sub-advisory agreement, the Investment Manager (and not the Fund) has agreed to pay Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 0.80% of its portion of the Fund’s average daily net assets for the services it provides. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). As a result, the Investment Manager is paid more if the Fund uses leverage, which creates a conflict of interest for the Investment Manager. The Investment Manager will seek to manage that potential conflict by utilizing leverage only when it determines such action is in the best interests of the Fund.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain directors and officers of the Fund are employees of UMBFS. The Fund does not compensate directors and officers affiliated with the Fund’s administrator. For the period ended September 30, 2018, the Fund’s allocated fees incurred for directors who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended September 30, 2018, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$75,514,224

Gross unrealized appreciation	$2,630,866
Gross unrealized depreciation	(3,233,308)

Net unrealized appreciation on investments	$(602,442)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

26

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

As of December 31, 2017 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$83,888
Undistributed long-term gains	28,005
Tax accumulated earnings	111,893

Accumulated capital and other losses	-
Unrealized appreciation on investments	(1,715,692)

Total accumulated earnings/(deficit)	(1,603,799)

The tax character of the distribution paid during the period ended December 31, 2017 was as follows:

Distributions paid from:	2017
Ordinary income	$5,858
Net long term capital gains	1,058
Total distributions paid	$6,916

Note 5 – Investment Transactions

For the period ended September 30, 2018, purchases and sales of investments, excluding short-term investments, were $120,107,856 and $107,742,356, respectively. Proceeds from securities sold short and cover short securities were $38,828,869 and $31,068,481, respectively, for the same period.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

27

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets
Investments
Asset-Backed Securities	$-	$9,303,462	$-	$9,303,462
Closed-End Funds	27,500,954	-	-	27,500,954
Collateralized Mortgage Obligations	-	13,043,385	-	13,043,385
Common Stocks*	38,982,772	-	-	38,982,772
Corporate Bonds*	-	1,017,995	-	1,017,995
Exchange-Traded Debt Securities*	685,256	-	-	685,256
Purchased Options Contracts	11,645	-	-	11,645
Rights	6,260	-	-	6,260
Units	20	-	-	20
U.S. Treasury Notes	-	1,103,612	-	1,103,612
Warrants	57,958	-	-	57,958
Short-Term Investments	2,011,325	-	-	2,011,325
Total Investments	69,256,190	24,468,454	-	93,724,644
Other Financial Instruments**
Futures Contracts	113	-	-	113
Total Assets	$69,256,303	$24,468,454	-	$93,724,757

Liabilities
Securities Sold Short
Common Stocks*	$18,367,488	$-	$-	$18,367,488
Exchange-Traded Funds	434,761	-	-	434,761
Written Options Contracts	10,613	-	-	10,613
Total Liabilities	$18,812,862	$-	$-	$18,812,862

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

28

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Fund from March 31, 2018 to September 30, 2018, represented by recognizing the September 30, 2018 market value of securities:

Transfers into Level 1	$8,226,749
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$8,226,749

Transfers into Level 2	$-
Transfers out of Level 2	(8,226,749)
Net transfers in (out) of Level 2	$(8,226,749)

Note 8 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any other investment which is advised by or sponsored by the Investment Manager or a Sub-Adviser. In the case of the Fund, RiverNorth Capital Management, LLC. (“RiverNorth”) acts as a Sub-Adviser to the Fund. The Fund owns the holding noted below which is advised by RiverNorth. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/ Income Credited to Income
RiverNorth Marketplace Lending Corporation	$3,467,774	$-	$-	$-	$(180,990)	$3,286,784	$194,587

Security Description	Principal Amount/Shares Beginning of Period	Purchases	Sales	Principal Amount/Shares End of Period
RiverNorth Marketplace Lending Corporation	144,792	-	-	144,792

29

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Note 9 – Derivative and Hedging Disclosure

The Fund has adopted the disclosure provisions of FASB Standard Codification 815, Derivatives and Hedging, which requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

For either investment or hedging purposes, the Fund may invest substantially in a broad range of derivative instruments, including structured products, swaps (including credit default swaps), futures and forward contracts, and options. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. The Fund invested in options contracts and futures contracts during the period ended September 30, 2018 which did not have a material impact on the Fund’s performance.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2018 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity price risk	Purchased options contracts, at value	$11,645	Written options contracts, at value	$10,612
Interest rate risk	Unrealized appreciation on open futures contracts	113
Total		$11,758		$10,612

The effects of derivative instruments on the Statement of Operations for the period ended September 30, 2018 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity price risk	$(156,628)	$(121,230)	$-
Interest rate risk	-	-	1,032
Total	$(156,628)	$(121,230)	$1,032

30

Vivaldi Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2018 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity price risk	$-	$178,143	$43,647	$221,790
Interest rate risk	113	-	-	113
Total	$113	$178,143	$43,647	$221,903

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2018 are as follows:

Derivative	Quarterly Average	Amount
Options Contracts - Purchased	Average Notional Value	$2,994,333
Options Contracts - Written	Average Notional Value	(2,751,433)
Futures Contracts – Short	Average Notional Value	(649,302)

Note 10 – Borrowing

The Fund has entered into a borrowing agreement with BNP Paribas. The Fund may borrow amounts up to one-third of the value of its assets. The Fund is charged interest of one-month Libor plus 0.75% for borrowing under this agreement. The average interest rate, average daily loan balance, maximum outstanding and amount recoded as interest expense for the six months ended September 30, 2018 were 2.78%, $15,485,908, $18,995,443, and $221,806. The Fund had outstanding borrowings for 183 days during this period. At September 30, 2018, the balance was $18,569,687 and the interest rate was 2.99%.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

31

Vivaldi Opportunities Fund

SUPPLEMENTAL INFORMATION

September 30, 2018 (Unaudited)

FUND INFORMATION

	TICKER	CUSIP
Vivaldi Opportunities Fund	VAM	92853C207

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 779-1999. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Vivaldi Opportunities Fund

235 West Galena Street

Milwaukee, WI 53212

Toll Free: (877) 779-1999

32

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Vivaldi Opportunities Fund

By (Signature and Title)*  /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date                    December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

 Date                    December 7, 2018

By (Signature and Title)*   /s/ Chad Eisenberg

Chad Eisenberg, Treasurer

(Principal Financial Officer)

Date                    December 7, 2018

* Print the name and title of each signing officer under his or her signature.